Finance cost (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance cost
Hedged interest payable on medium-term notes issued	£ 39	£ 10	£ 16
Interest payable on bank loans and overdrafts	5	3	3
Interest payable on RCF	1	1	5
Interest payable on foreign exchange swaps	19	14	9
Interest payable on leases	10	6	7
Amortisation of discount on provisions	3
Fair value loss on hedge ineffectiveness	2		8
Fair value adjustment on debt repayment			4
Fair value loss on other derivatives			26
Total finance cost	£ 79	£ 34	£ 78